Consolidated income statement - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Continuing operations
Revenue	$ 8,751.3	$ 5,201.6	$ 4,500.7
Cost of sales	(3,680.8)	(2,843.7)	(2,747.0)
Investment income	53.3	28.7	24.9
Finance expense	(120.7)	(50.4)	(62.9)
Unwinding of discount rate/net change in fair value of Asanko deferred and contingent considerations	58.1	0.0	0.0
Foreign exchange gain/(loss)	6.6	(6.6)	(5.6)
Share-based payments	(25.4)	(4.4)	(9.1)
Long-term incentive plan	(43.2)	(14.5)	(55.8)
Exploration expense	(297.8)	(98.4)	(76.2)
Reversal of impairment of assets, net of impairment	281.3	(3.5)	(156.4)
Other costs, net	(134.8)	(82.1)	(48.8)
Restructuring costs	(10.3)	(6.6)	(7.8)
Ghana expected credit loss	(66.0)	0.0	(33.2)
Gain on remeasurement of 50% previously held interest in Gruyere	808.2	0.0	0.0
Transaction costs on acquisition of Gold Road	(51.4)	0.0	0.0
Share of results of equity accounted investees, net of tax	(2.3)	(53.6)	(32.6)
Silicosis settlement costs	(0.7)	0.3	4.1
Profit on disposal of assets	1.1	0.6	32.4
Profit before royalties and taxation	5,526.5	2,135.3	1,326.7
Royalties	(231.9)	(147.7)	(116.4)
Profit before taxation	5,294.6	1,987.6	1,210.3
Mining and income taxation	(1,649.2)	(697.1)	(465.1)
Profit from continuing operations	3,645.4	1,290.5	745.2
Discontinued operation
Loss from discontinued operation	0.0	0.0	(18.9)
Profit for the year	3,645.4	1,290.5	726.3
Profit/(loss) attributable to:
Owners of the parent	3,567.4	1,245.0	703.3
– Continuing operations	3,567.4	1,245.0	722.2
– Discontinued operation	0.0	0.0	(18.9)
Non-controlling interests
– Continuing operations	$ 78.0	$ 45.5	$ 23.0
Earnings/(loss) per share attributable to owners of the parent:
Basic earnings per share - cents (in USD cents per share)	$ 3.99	$ 1.39	$ 0.79
Basic earnings per share from continuing operations - cents (in USD cents per share)	3.99	1.39	0.81
Basic loss per share from discontinued operations - cents (in USD per share)	0	0	(0.02)
Diluted earnings per share – cents (in USD per share)	3.94	1.38	0.77
Diluted earnings per share from continuing operations - cents (in USD per share)	3.94	1.38	0.79
Diluted loss per share from discontinued operations - cents (in USD per share)	$ 0	$ 0	$ (0.02)
Profit on disposal of asset held for sale - Asanko Gold
Continuing operations
Unwinding of discount rate/net change in fair value of Asanko deferred and contingent considerations	$ 7.2	$ 6.8
Gains on disposals of investments	0.0	5.6	$ 0.0
Profit on disposal of assets held for sale - Rusoro
Continuing operations
Gains on disposals of investments	$ 0.0	$ 62.3	$ 0.0